CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following represents the revenues by product line, all derived from China:

	For the years ended
	December 31,
	2016	2015	2014
Products Line
Medical Devices	$1,305,372	$1,500,957	$16,000,881
Respiratory and Oxygen Homecare	5,956	20,573	53,755
Mobile Medicine	12,080,164	164,503	1,631,413
Total Revenues	13,391,492	1,686,033	17,686,049
Less: revenues from discontinued operations	(329,119)	(947,732)	(14,911,808)
Revenues from continuing operations	$13,062,373	$738,301	$2,774,241